UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT VALUE FUND
SEMI-ANNUAL REPORT                                              JANUARY 31, 2010

INVESTMENT ADVISER:
GRT CAPITAL PARTNERS, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)



                               TABLE OF CONTENTS

Shareholders' Letter ...................................    1
Schedule of Investments ................................    3
Statement of Assets and Liabilities ....................   10
Statement of Operations ................................   11
Statements of Changes in Net Assets ....................   12
Financial Highlights ...................................   13
Notes to Financial Statements ..........................   14
Disclosure of Fund Expenses ............................   22
Approval of Investment Advisory Agreement ..............   24

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

SHAREHOLDERS' LETTER
January 31, 2010

Dear Shareholders:

We are pleased to provide you with this semi-annual report for the GRT Value Fund (the "Fund"), which covers the period August 1, 2009 through January 31, 2010.

During the past six months, the Fund's value increased 13.82% compared to an increase of 8.86% for the Russell 2000 Index.

Throughout this period we maintained a diversified portfolio of attractively valued equities across many industries. The early part of this period saw speculation take hold in lower quality equities. This speculation was especially strong in September, where our value names lagged behind the broad index. Our patience was rewarded, however, in the later part of the period, especially in January. We were generally pleased with the performance of our strategy during the six months, especially in light of the somewhat more defensive position we had in place. Arguably, an unexpected negative financial or geopolitical event could have caused markets to retrace some of their gains from the March 2009 lows. We feel as though the Fund was relatively well positioned for such an event, yet still managed to outperform during the period.

As a reminder to our shareholders, this portfolio is constructed one stock at a time with an emphasis on fundamental analysis to identify attractive values, in the small capitalization area under normal conditions. Our choice to be more defensive during this period did cause us to invest in companies that are slightly larger and higher quality. Over time our attribution shows that we have added the most value from small and mid cap value investments. We will continue to focus our efforts in these areas.

Given the traumatic investing environment of 2008 and early 2009, cash or money market fund equivalents appear to be safe options on the surface. However, investors who remain in them too long are likely to lose real purchasing power over time due to inflation and taxes. Inflation would also present a challenge to fixed income investors, as these investments historically suffer in rising rate environments.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

We continue to believe that a portfolio of attractive equities, like those in our portfolio, should provide a good opportunity to preserve and grow real wealth for the remainder of 2010 and beyond.

GRT Value Fund

Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

THE RUSSELL 2000 INDEX is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Industrials              21.6%
Health Care              17.9%
Financials               14.7%
Information Technology   14.0%
Materials                 8.9%
Consumer Staples          7.4%
Consumer Discretionary    5.6%
Energy                    5.1%
Exchange Traded Fund      2.5%
Short-Term Investments    1.3%
Utilities                 1.0%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.4%

                                                                   SHARES        VALUE
                                                                ----------   --------------
CONSUMER DISCRETIONARY -- 5.6%
   Arbitron .................................................        9,790   $      247,785
   Career Education* ........................................        5,530          120,278
   Footstar .................................................       60,263           24,105
   Group 1 Automotive .......................................        3,030           87,870
   Kenneth Cole Productions, Cl A ...........................       15,410          157,798
   McGraw-Hill ..............................................       12,860          455,887
   Pacific Sunwear of California* ...........................       12,820           45,126
   Palm Harbor Homes* .......................................       48,736           99,909
   Papa John's International* ...............................        5,900          139,240
   PetSmart .................................................        5,620          144,715
   Wet Seal, Cl A*                                                  33,330          111,656
                                                                             --------------
                                                                                  1,634,369
                                                                             --------------
CONSUMER STAPLES -- 7.4%
   Alliance One International* ..............................       11,794           60,031
   Coca-Cola ................................................        3,380          183,365
   Constellation Brands, Cl A* ..............................       12,810          205,985
   CVS/Caremark .............................................       17,338          561,231
   Darling International* ...................................       19,940          155,332
   Kraft Foods, Cl A ........................................        4,280          118,385
   NBTY* ....................................................        7,330          326,405
   Universal ................................................        4,000          181,560
   Wal-Mart Stores ..........................................        6,980          372,942
                                                                             --------------
                                                                                  2,165,236
                                                                             --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                   SHARES        VALUE
                                                                ----------   --------------
ENERGY -- 4.0%
   Allis-Chalmers Energy* ...................................        1,130   $        4,124
   Bristow Group* ...........................................        1,310           46,767
   CARBO Ceramics ...........................................        3,130          206,329
   ConocoPhillips ...........................................        2,824          135,552
   Core Laboratories ........................................          380           44,441
   Dril-Quip* ...............................................          420           22,046
   Massey Energy ............................................        4,490          172,955
   Noble ....................................................        5,590          225,389
   Seahawk Drilling* ........................................        3,715           77,681
   StealthGas ...............................................       43,714          219,007
   Union Drilling* ..........................................        1,430           10,396
                                                                             --------------
                                                                                  1,164,687
                                                                             --------------
FINANCIALS -- 14.7%
   American Express .........................................        4,480          168,717
   Berkshire Hathaway, Cl B* ................................       21,200        1,620,316
   Ezcorp, Cl A* ............................................       20,534          372,897
   Fidelity National Financial, Cl A ........................       14,500          187,050
   First American ...........................................        9,180          271,453
   HRPT Properties Trust REIT ...............................        2,140           14,274
   Hudson City Bancorp ......................................       11,190          148,491
   MFA Financial REIT .......................................       33,030          243,101
   Moody's ..................................................        1,138           31,397
   New York Community Bancorp ...............................       27,750          417,083
   Ocwen Financial* .........................................       14,740          135,018
   Raymond James Financial ..................................        5,427          137,358
   Safeguard Scientifics* ...................................       48,793          528,428
   Sterling Bancorp, Cl N ...................................          290            2,160
                                                                             --------------
                                                                                  4,277,743
                                                                             --------------
HEALTH CARE -- 17.1%
   Adolor* ..................................................       76,713          120,439
   Allied Healthcare Products* ..............................       13,751           68,755
   Animal Health International* .............................       96,370          182,139
   Arthrocare* ..............................................        6,260          166,829
   Charles River Laboratories International* ................        3,710          134,821
   Cornerstone Therapeutics* ................................       29,374          150,689
   DaVita* ..................................................        5,290          316,130
   Elan ADR* ................................................       26,670          198,691
   Harvard Bioscience* ......................................       22,700           78,315
   Johnson & Johnson ........................................        4,200          264,012

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                   SHARES        VALUE
                                                                ----------   --------------
HEALTH CARE -- CONTINUED
   Merck ....................................................        1,320   $       50,398
   Merit Medical Systems* ...................................        5,138           91,611
   Natus Medical* ...........................................       14,577          197,810
   Palomar Medical Technologies* ............................       15,930          146,556
   Pfizer ...................................................        7,603          141,872
   PSS World Medical* .......................................       11,804          242,218
   Quest Diagnostics ........................................        1,420           79,051
   Questcor Pharmaceuticals* ................................       65,900          298,527
   Rochester Medical* .......................................       26,361          318,968
   Santarus* ................................................       17,794           84,166
   Skilled Healthcare Group, Cl A* ..........................       29,510          192,995
   Stryker ..................................................        1,060           55,035
   Thermo Fisher Scientific* ................................        7,220          333,203
   Trinity Biotech ADR* .....................................       44,241          177,406
   UnitedHealth Group .......................................        9,170          302,610
   VCA Antech* ..............................................        4,160          105,623
   Waters* ..................................................        1,130           64,388
   WellPoint* ...............................................        3,530          224,932
   Zimmer Holdings* .........................................        3,290          185,293
                                                                             --------------
                                                                                  4,973,482
                                                                             --------------
INDUSTRIALS -- 21.7%
   Actuant, Cl A ............................................       14,930          250,376
   AerCap Holdings* .........................................        8,380           73,325
   Allied Defense Group* ....................................       32,675          235,587
   American Railcar Industries ..............................        1,620           16,054
   American Reprographics* ..................................       52,030          365,771
   ATS Automation Tooling Systems* ..........................       37,677          257,781
   Blount International* ....................................       34,500          384,330
   Boart Longyear Group .....................................      112,930           33,439
   Bucyrus International, Cl A ..............................        4,660          244,091
   C&D Technologies* ........................................       39,770           58,860
   Ceradyne* ................................................       11,091          216,718
   CIRCOR International .....................................        5,600          158,200
   Colfax* ..................................................       19,745          222,526
   Corporate Executive Board ................................        7,290          168,691
   Delta Air Lines* .........................................           28              342
   Dycom Industries* ........................................       20,361          166,350
   Esterline Technologies* ..................................        8,810          332,665

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                   SHARES        VALUE
                                                                ----------   --------------
INDUSTRIALS -- CONTINUED
   Flow International* ......................................       21,390   $       72,940
   GEA Group ................................................        6,780          139,127
   Goodrich .................................................        5,980          370,222
   GrafTech International* ..................................       18,786          235,952
   Huron Consulting Group* ..................................        1,410           33,614
   Innerworkings* ...........................................       15,996           91,657
   Interface, Cl A ..........................................       51,090          414,340
   KHD Humboldt Wedag International* ........................        9,130          118,051
   Knoll ....................................................        8,070           90,868
   LECG* ....................................................        2,120            6,042
   Manitowoc ................................................        7,550           82,295
   Mine Safety Appliances ...................................        6,610          159,235
   Orbital Sciences* ........................................       14,570          230,352
   Quanex Building Products .................................        6,350          102,108
   Rockwell Collins .........................................        5,680          302,119
   Spirit Aerosystems Holdings, Cl A* .......................        7,140          153,153
   Systaic* .................................................       26,036          219,481
   Titan International ......................................       18,030          139,913
   Ultralife* ...............................................       37,830          145,267
                                                                             --------------
                                                                                  6,291,842
                                                                             --------------
INFORMATION TECHNOLOGY -- 14.0%
   Advanced Analogic Technologies* ..........................       82,890          276,853
   AOL* .....................................................          700           16,779
   ATMI* ....................................................        1,670           28,023
   Brooks Automation* .......................................       36,140          301,408
   eBay* ....................................................        4,640          106,813
   EchoStar, Cl A* ..........................................       11,810          226,752
   EMS Technologies* ........................................        2,070           26,537
   Fair Isaac ...............................................        8,510          186,624
   Fidelity National Information Services ...................       11,515          271,293
   FLIR Systems* ............................................        5,690          168,310
   Harris ...................................................        3,980          170,822
   Intevac* .................................................       27,269          388,038
   Kopin* ...................................................        3,439           14,134
   Logitech International* ..................................        7,030          117,682
   Mantech International, Cl A* .............................        3,980          190,682
   Maxim Integrated Products ................................        5,050           88,274
   Measurement Specialties* .................................       19,661          234,359

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

COMMON STOCK -- CONCLUDED

                                                                   SHARES        VALUE
                                                                ----------   --------------
INFORMATION TECHNOLOGY -- CONTINUED
   Monotype Imaging Holdings* ...............................          947   $        8,551
   Nokia ADR ................................................       13,810          189,059
   PC Mall* .................................................       20,540          104,960
   Polycom* .................................................        5,440          122,019
   SAIC* ....................................................        7,740          141,874
   Seagate Technology .......................................        6,474          108,310
   Silicon Storage Technology* ..............................        6,084           16,244
   Ultra Clean Holdings* ....................................       62,355          402,813
   Virage Logic* ............................................        7,009           39,040
   Western Union ............................................        7,160          132,747
                                                                             --------------
                                                                                  4,079,000
                                                                             --------------
MATERIALS -- 8.9%
   Agrium ...................................................        1,730           97,485
   Alamos Gold* .............................................       13,210          141,898
   Barrick Gold .............................................        4,431          154,288
   Brush Engineered Materials* ..............................        2,410           43,308
   FMC ......................................................        4,600          234,324
   Haynes International .....................................          910           26,654
   Huntsman .................................................       25,990          316,818
   Kinross Gold .............................................        3,890           63,251
   Lihir Gold ADR ...........................................        5,350          129,738
   Methanex .................................................       18,890          421,625
   Olin .....................................................       12,950          213,675
   Omnova Solutions* ........................................       28,451          161,033
   Q2 Gold Resources (A) ....................................       15,766               --
   Reliance Steel & Aluminum ................................        3,030          123,442
   Schnitzer Steel Industries, Cl A .........................        1,620           65,610
   SEMAFO* ..................................................       39,630          169,414
   Solutia* .................................................       12,633          173,704
   Yamana Gold ..............................................        6,062           61,044
                                                                             --------------
                                                                                  2,597,311
                                                                             --------------
UTILITIES -- 1.0%
   Allegheny Energy .........................................        2,520           52,794
   Constellation Energy Group ...............................        2,760           89,093
   Mirant* ..................................................       10,535          148,227
                                                                             --------------
                                                                                    290,114
                                                                             --------------
   TOTAL COMMON STOCK
      (Cost $27,392,413) ....................................                    27,473,784
                                                                             --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)


                                                                  SHARES/
                                                                   FACE
                                                                  AMOUNT         VALUE
                                                                ----------   --------------
EXCHANGE TRADED FUNDS -- 2.6%
   BlackRock Floating Rate Income Strategies Fund ...........       15,396   $      230,940
   Eaton Vance Senior Floating-Rate Trust ...................       27,120          430,937
   iShares Russell 2000 Index Fund ..........................           40            2,407
   SunAmerica Focused Alpha Growth Fund .....................        6,370           83,829
                                                                             --------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $733,268) .......................................                       748,113
                                                                             --------------
CORPORATE OBLIGATION -- 1.1%
   Allis-Chalmers Energy 8.500%, 03/01/17
      (Cost $307,843) .......................................   $  350,000          315,000
                                                                             --------------
CONVERTIBLE BOND -- 0.7%
HEALTH CARE -- 0.7%
   KV Pharmaceutical 2.500%, 05/16/33
      (Cost $222,910) .......................................      345,000          224,250
                                                                             --------------
PREFERRED STOCK -- 0.0%
INDUSTRIALS -- 0.0%
   Northwest Airlines Escrow, 9.500% (A)
      (Cost $--) ............................................       12,260               --
                                                                             --------------
SHORT-TERM INVESTMENT -- 1.3%
   Fidelity Institutional Money Market Funds --
      Money Market Portfolio, Cl I, 0.242% (B)
      (Cost $373,578) .......................................      373,578          373,578
                                                                             --------------
   TOTAL INVESTMENTS-- 100.1%
      (Cost $29,030,012)+ ...................................                $   29,134,725
                                                                             ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $29,102,621.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AT JANUARY 31, 2010 WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

REIT -- REAL ESTATE INVESTMENT TRUST

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES           LEVEL 1      LEVEL 2   LEVEL 3      TOTAL
-------------------------         -----------   --------   -------   -----------
Common Stock                      $27,473,784   $     --     $--     $27,473,784
Corporate Obligation                       --    315,000      --         315,000
Exchange-Traded Funds                 748,113         --      --         748,113
Convertible Bond                           --    224,250      --         224,250
Preferred Stock                            --         --      --              --
Short-Term Investment                 373,578         --      --         373,578
                                  -----------   --------     ---     -----------
Total Investments in Securities   $28,595,475   $539,250     $--     $29,134,725
                                  ===========   ========     ===     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $29,030,012) ......................   $29,134,725
   Receivable from Investment Adviser ............................        19,397
   Dividends Receivable ..........................................        15,576
   Prepaid Expenses ..............................................         7,358
   Receivable for Capital Shares Sold ............................         1,000
   Reclaims Receivable ...........................................            48
                                                                     -----------
      TOTAL ASSETS ...............................................    29,178,104
                                                                     -----------
LIABILITIES:
   Payable for Investment Securities Purchased ...................        15,186
   Payable due to Administrator ..................................         8,493
   Chief Compliance Officer Fees Payable .........................         4,111
   Payable due to Trustees .......................................         1,616
   Payable due to Distributor ....................................         1,243
   Other Accrued Expenses ........................................        44,834
                                                                     -----------
      TOTAL LIABILITIES ..........................................        75,483
                                                                     -----------
NET ASSETS .......................................................   $29,102,621
                                                                     ===========
NET ASSETS CONSIST OF:
   Paid-in-Capital ...............................................   $29,599,719
   Undistributed Net Investment Income ...........................         7,905
   Accumulated Net Realized Loss on Investments ..................     (609,716)
   Net Unrealized Appreciation on Investments ....................       104,713
                                                                     -----------
   NET ASSETS ....................................................   $29,102,621
                                                                     ===========
   Net Asset Value, Offering Price Per Share --
      (unlimited authorization -- no par value)
      Advisor Class Shares ($29,102,621 / 3,222,537) .............   $      9.03
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          GRT VALUE FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2010
                                                            (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Interest Income .................................................   $  15,145
Dividend Income .................................................      12,879
Less: Foreign Taxes Withheld ....................................        (109)
                                                                    ---------
   TOTAL INVESTMENT INCOME ......................................      27,915
                                                                    ---------
EXPENSES ........................................................
Administration Fees .............................................      50,411
Investment Advisory Fees ........................................      13,980
Chief Compliance Officer Fees ...................................       4,650
Distribution Fees ...............................................       3,679
Trustees' Fees ..................................................       3,529
Transfer Agent Fees .............................................      25,273
Legal Fees ......................................................      18,768
Printing Fees ...................................................      16,434
Audit Fees ......................................................       9,807
Registration Fees ...............................................       8,742
Custodian Fees ..................................................       2,290
Insurance and Other Expenses ....................................       5,768
                                                                    ---------
   TOTAL EXPENSES ...............................................     163,331
Less: Waiver of Investment Advisory Fees ........................     (13,980)
   Reimbursement from Investment Adviser ........................    (130,218)
   Fees Paid Indirectly .........................................          (2)
                                                                    ---------
   NET EXPENSES .................................................      19,131
                                                                    ---------
NET INVESTMENT INCOME ...........................................       8,784
                                                                    ---------
NET REALIZED LOSS ON INVESTMENTS ................................     (12,011)
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS ..............        (849)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ...............................................    (105,704)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCY TRANSACTIONS .............................         (23)
                                                                    ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................    (118,587)
                                                                    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(109,803)
                                                                    =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                        ENDED           YEAR
                                                                     JANUARY 31,       ENDED
                                                                        2010          JULY 31,
                                                                     (UNAUDITED)        2009
                                                                    ------------    -----------
OPERATIONS:
   Net Investment Income ........................................   $      8,784    $     1,951
   Net Realized Loss on Investments and Foreign
      Currency Transactions .....................................        (12,860)      (589,114)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Foreign Currency Transactions ..........       (105,727)       288,127
                                                                    ------------    -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       (109,803)      (299,036)
                                                                    ------------    -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income ........................................         (1,911)        (1,572)
                                                                    ------------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................     27,537,822(1)     248,300
   Reinvestment of Distributions ................................          1,771          1,418
   Redeemed .....................................................           (543)        (5,364)
                                                                    ------------    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .................     27,539,050        244,354
                                                                    ------------    -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ...................     27,427,336        (56,254)
                                                                    ------------    -----------
NET ASSETS:
   Beginning of Period ..........................................      1,675,285      1,731,539
                                                                    ------------    -----------
   End of Period (including undistributed net investment
      income of $7,905 and distributions in excess of net
      investment income of $1,032, respectively) ................   $ 29,102,621    $ 1,675,285
                                                                    ============    ===========
SHARE TRANSACTIONS:
   Issued .......................................................      3,011,298(1)      31,519
   Reinvestment of Distributions ................................            196            236
   Redeemed .....................................................            (59)          (696)
                                                                    ------------    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................................      3,011,435         31,059
                                                                    ============    ===========

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS
                                                        ENDED        YEAR      PERIOD
                                                     JANUARY 31,    ENDED      ENDED
                                                         2010      JULY 31,   JULY 31,
                                                     (UNAUDITED)     2009       2008*
                                                     -----------   --------   --------
Net Asset Value,
   Beginning of Period............................   $  7.94       $  9.62    $10.00
                                                     -------       -------    ------
Income from Operations:
   Net Investment Income(1).......................      0.03          0.01      0.01
   Net Realized and Unrealized Gain/(Loss) on
      Investments and Foreign Currency
      Transactions................................      1.07         (1.68)    (0.38)
                                                     -------       -------    ------
Total from Operations.............................      1.10         (1.67)    (0.37)
                                                     -------       -------    ------
Dividends and Distributions from:
   Net Investment Income..........................     (0.01)        (0.01)    (0.01)
                                                     -------       -------    ------
   Net Asset Value, End of Period.................   $  9.03       $  7.94    $ 9.62
                                                     =======       =======    ======
TOTAL RETURN+.....................................     13.82%       (17.35)%   (3.67)%
                                                     =======       =======    ======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)..........   $29,103       $ 1,675    $1,732
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements).........      1.30%**       1.30%     1.30%**
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements).........     11.10%**      22.95%    28.03%**
Ratio of Net Investment Income
   to Average Net Assets..........................      0.60%**(2)    0.14%     0.46%**
Portfolio Turnover Rate...........................         3%++         95%        4%++

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    COMMENCED OPERATIONS ON MAY 1, 2008.

**   ANNUALIZED

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR THE SIX MONTHS ENDED JANUARY 31, 2010 FOR A SHARE OUTSTANDING DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF INVESTMENTS OF THE FUND.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 29 funds. The financial statements herein are those of the GRT Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued ACS 105 (formerly FASB Statement No. 168), the "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification (TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of January 31, 2010.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price;

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

     For the six months ended January 31, 2010, there have been no significant changes to the Trust's fair value methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. There were no fees retained by the Fund during the six months ended January 31, 2010.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.08% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 per year for the first fund and $90,000 per year per additional fund for two or more funds. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the "Plan") that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2010, the Fund earned $2 of cash management credits. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% to recapture any of its prior waivers or reimbursements made during the preceding three year period. As of January 31, 2010, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $255,405 and $285,465, expiring in 2012 and 2013, respectively.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $1,652,637 and $158,443, respectively, for the six months ended January 31, 2010. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal period ended July 31, 2009 was as follows:


       ORDINARY    LONG-TERM
        INCOME    CAPITAL GAIN   TOTAL
       --------   ------------   ------
2009    $1,572        $--        $1,572
2008     2,410         --         2,410

As of July 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income            $   1,032
Capital Loss Carryforwards                 (15,229)
Post-October Losses                       (566,630)
Unrealized Appreciation/(Depreciation)     195,443
                                         ---------
Total Accumulated Losses                 $(385,384)
                                         =========

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

 EXPIRES    AMOUNT
---------   -------
July 2017   $15,229

The Federal tax cost and aggregate gross unrealized appreciation and depreci-ation on investments held by the Fund at January 31, 2010 were as follows:

              AGGREGATE GROSS   AGGREGATE GROSS
 FEDERAL        UNREALIZED        UNREALIZED       NET UNREALIZED
 TAX COST      APPRECIATION      DEPRECIATION       APPRECIATION
-----------   ---------------   ---------------   ---------------
$29,030,012      $793,623         $(688,910)          $104,713

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

8. IN-KIND TRANSFER OF SECURITIES

During the six months ended January 31, 2010, the Fund issued shares of ben-eficial interest in exchange of securities. These securities were transferred at their current value on the date of the transaction.

TRANSACTION
   DATE            SHARE ISSUED     VALUE
----------------   ------------   ----------
January 27, 2010    2,829,668     $25,976,354

9. OTHER

At January 31, 2010, 70% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2010.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING    ENDING                  EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE      EXPENSE      DURING
                         08/01/09    01/31/10      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,138.20     1.30%      $ 7.01
HYPOTHETICAL 5% RETURN    1,000.00    1,018.65     1.30         6.61

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 10-11, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing its organization, personnel and recent investments in infrastructure. The Adviser representatives then reviewed the Fund's portfolio composition and the Adviser's investment strategy, philosophy, best execution and soft dollar practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance over various periods of time and since the Fund's inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on investment approach and general economic factors. The representatives also noted that the Fund's performance was generally favorable to that of its benchmark. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Fund.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed, among other things, a report of the costs of services provided

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)

by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. The Board noted that the total fees and expenses, after waivers, appeared comparable to those incurred by peer funds. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its voluntary expense limitations and fee waiver arrangements with the Fund. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                                      NOTES

                                 GRT VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                          GRT Capital Partners, L.L.C.
                                 50 Milk Street
                                   21st Floor
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: April 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: April 7, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: April 7, 2010